22. Segment information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information Tables
Segment information

	2014	2013	2012
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	11,647	10,986	10,866
Engineering	7,175	7,616	10,779

	18,822	18,602	21,645
Operating loss
Trading and manufacturing	(214)	(241)	(301)
Engineering	(640)	106	401
Unallocated corporate expenses	(117)	(120)	(159)

	(971)	(255)	(59)

	2014	2013	2012
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	67	74	88
Engineering	21	34	42

	88	108	130

Capital Expenditures, Gross
Trading and manufacturing	2	31	12
Engineering	8	20	29

	10	51	41

	2014	2013
	US$’000	US$’000
Assets
Trading and manufacturing	5,664	5,067
Engineering	18,022	18,811

	23,686	23,878

Liabilities
Trading and manufacturing	2,829	1,334
Engineering	2,940	4,667

	5,868	6,001

Geographical analysis of revenue
	2014	2013	2012
	US$’000	US$’000	US$’000
Revenue -
The PRC	10,950	12,392	15,867
Hong Kong	6,177	5,919	5,511
Others	1,695	291	267

	18,822	18,602	21,645

Major suppliers
	2014	2013	2012

Supplier A	33%	20%	10%
Supplier B	11%	17%	17%
Supplier C	11%	8%	11%
Supplier D	8%	8%	7%
Supplier E	7%	7%	6%
Supplier F	6%	7%	6%